Document and Entity Information Document	Sep. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2025
Entity Registrant Name	Northrim BanCorp, Inc.
Entity Central Index Key	0001163370
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	AK
Entity File Number	0-33501
Entity Tax Identification Number	92-0175752
Entity Address, Address Line One	3111 C Street,
Entity Address, City or Town	Anchorage,
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99503
City Area Code	907-
Local Phone Number	562-0062
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false